Segment Reporting - Reconciliation of Total Segment Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Total assets	$ 12,814,752	$ 13,061,248
Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Total assets	567,994	678,392
Segment Reconciling Items [Member] | Other Assets [Member]
Segment Reporting Information [Line Items]
Total assets	287,138	301,586
Consolidation, Eliminations [Member]
Segment Reporting Information [Line Items]
Total assets	(114,549)	(145,319)
Teekay Parent [Member] | Offshore Production [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total assets	635,364	710,533
Teekay Parent [Member] | Conventional Tankers [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total assets	55,937	142,236
Teekay Parent [Member] | Other [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total assets	13,208	17,256
Teekay Offshore [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total assets	5,354,702	5,372,582
Teekay LNG [Member] | Conventional Tankers [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total assets	193,553	360,527
Teekay LNG [Member] | Liquefied Gas Carriers [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total assets	3,957,088	3,550,396
Teekay Tankers [Member] | Conventional Tankers [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total assets	$ 1,864,317	$ 2,073,059